Other Operating Income	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Operating Income
19.	Other Operating Income
The Chinese tax bureau implemented a new tax rule which states that for the period between April 1, 2019 to December 31, 2021, companies from selected service industries (i.e. postal services, telecommunication services, modern services and lifestyle services) qualify for, an additional 10 percent super deduction of input VAT in addition to the existing, deductible input VAT. The Company obtained the relevant certificate in 2019 and recorded a benefit from the super deduction of RMB30.3 million, RMB48.7 million and RMB33.1 million in other operating income for the years ended December 31, 2019, 2020 and 2021, respectively. In 2020 and 2021, other operating income also included a VAT related refund of RMB30.0 million and RMB73.0 million, respectively, which was recorded upon receipt.